Stock-Based Compensation - Fair value assumptions used in Black-Scholes option-pricing (Details) - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Expected term	5 years
Estimated volatility	153.40%
Expected dividend	0.00%	0.00%
Minimum [Member]
Exercise price	$ 2.01	$ 0.11
Expected term		5 years
Risk-free interest rate	1.51%	2.03%
Estimated volatility		135.20%
Stock price at period end date	$ 2.01	$ 0.11
Maximum [Member]
Exercise price	$ 2.09	$ 1.85
Expected term		10 years
Risk-free interest rate	1.59%	3.15%
Estimated volatility		222.20%
Stock price at period end date	$ 2.09	$ 1.85